Prospectus Supplement

July 10, 2025

Gilead Fund

ETAGX Class A Shares ETCGX Class C Shares
ETGLX Class N Shares ETILX Class I Shares

Healthcare & Life Sciences Fund

ETAHX Class A Shares ETCHX Class C Shares
ETNHX Class N Shares ETIHX Class I Shares

Balanced Fund

ETAMX Class A Shares ETCMX Class C Shares
ETNMX Class N Shares ETIMX Class I Shares

Dividend Growth Fund

(formerly, Dividend Opportunities Fund)

ETADX Class A Shares ETCDX Class C Shares
ETNDX Class N Shares ETIDX Class I Shares

Limited-Term Bond Fund

ETABX Class A Shares ETCBX Class C Shares
ETNBX Class N Shares ETIBX Class I Shares

Exponential Technologies Fund

ETAEX Class A Shares ETCEX Class C Shares
ETNEX Class N Shares ETIEX Class I Shares

Core Bond Fund

ETARX Class A Shares ETCRX Class C Shares
ETNRX Class N Shares ETIRX Class I Shares

Large Cap Focus Fund

ETLAX Class A Shares ETLCX Class C Shares
ETLNX Class N Shares ETLIX Class I Shares

(each a “Fund” and collectively, the “Funds”)

This information supplements certain information contained in the Prospectus for the Funds, dated November 1, 2024, and should be read in conjunction with such Prospectus.

Effective July 10, 2025, the section of the Eventide Funds’ Prospectus entitled “HOW TO REDEEM SHARES – Redemptions in Kind” is replaced with the following:

 Recemptions in Kind. Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in-kind”) if the amount is greater than the lesser of $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued under the Fund’s net asset value procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2024, as previously supplemented, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.

Statement of Additional Information Supplement

July 10, 2025

Gilead Fund

ETAGX Class A Shares ETCGX Class C Shares
ETGLX Class N Shares ETILX Class I Shares

Healthcare & Life Sciences Fund

ETAHX Class A Shares ETCHX Class C Shares
ETNHX Class N Shares ETIHX Class I Shares

Balanced Fund

ETAMX Class A Shares ETCMX Class C Shares
ETNMX Class N Shares ETIMX Class I Shares

Dividend Growth Fund

(formerly, Dividend Opportunities Fund)

ETADX Class A Shares ETCDX Class C Shares
ETNDX Class N Shares ETIDX Class I Shares

Limited-Term Bond Fund

ETABX Class A Shares ETCBX Class C Shares
ETNBX Class N Shares ETIBX Class I Shares

Exponential Technologies Fund

ETAEX Class A Shares ETCEX Class C Shares
ETNEX Class N Shares ETIEX Class I Shares

Core Bond Fund

ETARX Class A Shares ETCRX Class C Shares
ETNRX Class N Shares ETIRX Class I Shares

Large Cap Focus Fund

ETLAX Class A Shares ETLCX Class C Shares
ETLNX Class N Shares ETLIX Class I Shares

(each a “Fund” and collectively, the “Funds”)

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2024, as previously supplemented, and should be read in conjunction with such SAI.

Effective July 10, 2025, the section of the SAI entitled “Purchase and Redemption of Shares – 18f-1 Election” is replaced with the following:

18f-1 Election

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated during any 90-day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the NAV of a Fund at the beginning of such period. The Trust has made this election to permit certain funds of the Trust to deliver, in lieu of cash, readily marketable securities from its portfolio should a redemption exceed such limitations (“redemptions in kind”). A Fund may satisfy a redemption request in whole or in part through redemptions in kind pursuant to procedures approved by the Board to manage its cash positions and/or to offset certain costs arising from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions). This practice may benefit a Fund and its shareholders by reducing the need to maintain significant cash reserves in the Fund or to sell securities held in the Fund to meet redemption requests or for other selling activities and, in so doing, avoiding or reducing cash drag, transaction costs and capital gain realization that could otherwise result from maintaining reserves or selling securities. While it is difficult to predict the overall effect of these transactions over time, there is a risk that this activity could negatively impact the market value of the securities redeemed in kind and, in turn, the NAV of the Fund. With respect to these redemptions in kind, shareholders will receive either a pro rata basket, a custom basket of securities, or a single security, in the Fund’s sole discretion, as valued in the normal course of computing a Fund's NAV. The Fund’s selection of securities in connection with redemption in kind transactions will only include securities that have been disclosed in the Fund's most recent public holdings disclosure, may not necessarily be representative of the entire portfolio, and may be securities that the Fund would otherwise sell.

The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The redeeming shareholder will realize a gain or loss for tax purposes upon conversion and may be exposed to market risk prior to and upon such conversion. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

Effective July 10, 2025, the section of the SAI entitled “Disclosure of Portfolio Holdings” is replaced with the following:

Disclosure of Portfolio Holdings

The Board has adopted policies and procedures for the public and nonpublic disclosure of the Funds’ portfolio securities.

As a general matter, no information concerning the portfolio holdings of a Fund may be disclosed to any unaﬃliated third party except (1) to service providers that require such information in the course of performing their duties (for example, the Fund’s custodian, administrator, investment adviser, sub-investment adviser, independent public accountants, attorneys, oﬃcers and trustees) and are subject to a duty of conﬁdentiality including duties not to trade on non-public information, and (2) pursuant to certain exceptions that serve a legitimate business purpose. These exceptions may include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed on the Fund’s website, in marketing materials (provided the portfolio holdings disclosed in the materials are at least 15 days old) or through ﬁlings with the SEC as described below and (2) to third-party vendors, that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written conﬁdentiality agreement. The conﬁdentiality agreement must provide, but is not limited to, that the recipient of the portfolio holdings information agrees to limit access to the portfolio holdings information to its employees who, on a need to know basis are (1) authorized to have access to the portfolio holdings information and (2) subject to conﬁdentiality obligations, including duties not to trade on non-public information, no less restrictive than the conﬁdentiality obligations contained in the conﬁdentiality agreement. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a Fund and in connection with redemptions in kind.

The Funds’ portfolio holdings are currently disclosed to the public through ﬁlings with the SEC. The Funds disclose their portfolio holdings by delivering the Financial Statements, or notice of electronic availability thereof, to shareholders approximately two months after the end of the ﬁscal year and semi-annual period. In addition, the Funds disclose their portfolio holdings reports on Forms N-CSR two months after the end of each quarter/semi- annual period and on Form N-PORT within 30 days after each ﬁscal quarter end.

Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or beneﬁt of any kind. Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance oﬃcer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2024, as previously supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.